Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2013	Jan. 01, 2013
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The following table presents the Company's provision for income taxes for the three quarters ended October 1, 2013 and October 2, 2012 (dollars in thousands):

	October 1, 2013	October 2, 2012
Provision for income taxes	$2,633	$2,540
Effective tax rate	38.0%	41.3%

The components of the provision (benefit) for income taxes are as follows for 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Current tax provision:
Federal	$49	$—	$47
State	559	260	6
	608	260	53
Deferred tax provision (benefit):
Federal	2,591	1,945	(340)
State	16	(425)	(79)
	2,607	1,520	(419)
Total provision (benefit) for income taxes	$3,215	$1,780	$(366)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of income tax provision (benefit) that would result from applying the federal statutory rate to pre-tax income as shown in the accompanying consolidated statements of income is as follows for 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Federal income expense at federal rate	$2,848	$1,907	$684
State income tax, net of related federal income tax benefit	420	257	8
Permanent items—primarily incentive stock options and cash settlement of options	83	(10)	(626)
Foreign rate differential	106	—	—
Change in blended state rate	—	(25)	—
Other items, net	(242)	(349)	(432)
Provision (benefit) for income taxes	$3,215	$1,780	$(366)
Effective income tax rate	38.4%	31.7%	(18.2)%

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes arise because of the differences in the book and tax bases of certain assets and liabilities. Deferred income tax liabilities and assets consist of the following (in thousands):

	2,012	2,011
Noncurrent deferred tax assets (liabilities):
Loss carry forwards	$2,445	$3,275
Deferred rent and franchise revenue	9,622	7,696
Property, equipment and intangible assets	(11,061)	(6,628)
Stock-based compensation	994	514
Alternative minimum tax credits	256	205
Interest rate swap	38	183
Other	497	251
Total noncurrent net deferred tax assets	2,791	5,496
Current deferred tax assets (liabilities):
Inventory smallwares	(1,459)	(1,146)
Other	436	283
Total current deferred tax liabilities	(1,023)	(863)
Net deferred tax assets	$1,768	$4,633